Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Repayment of lease liabilities	$ 328	$ 326	$ 433
Interest paid	$ 64	$ 68	$ 77